General (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 27, 2017	Dec. 31, 2021	Jul. 31, 2018
Disclosure Of General Explanatory [Abstract]
Initial public offering	$ 13,700
Equity percentage			82.36%
Accumulated deficit		$ 60,977
Cash		$ 5,345